Long-term assets - E.2.3. Cash used for the purchase of tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 694	$ 823	$ 787
Change in advances to suppliers	3	(3)	(6)
Change in accruals and payables for property, plant and equipment	116	(20)	(40)
Finance leases	0	0	(1)
Cash used	$ 814	$ 800	$ 740